GEOGRAPHIC AND CUSTOMER INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of reportable segments
	Six Months Ended June 30,
	2022	2021
	(Unaudited)

Europe, Middle East and Africa (*)	$2,000	$1,423
Asia Pacific	334	271
North America (**)	1,237	41

	$3,571	$1,735

(*)	Includes revenue from Germany in the amount of $1,926 thousand and $1,351 thousand for the six months ended June 30, 2022 and June 30, 2021, respectively.

(**)	Include revenues from United States only.